Note 9 - Fixed Assets	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
9.	Fixed assets

December 31, 2011	Cost	Accumulated depreciation	Net

Land	$3,093	$-	$3,093
Buildings	14,442	4,455	9,987
Vehicles	26,030	19,827	6,203
Furniture and equipment	63,504	44,305	19,199
Computer equipment and software	98,535	66,123	32,412
Leasehold improvements	47,414	24,158	23,256
	$253,018	$158,868	$94,150

December 31, 2010	Cost	Accumulated depreciation	Net

Land	$3,070	$-	$3,070
Buildings	13,790	3,984	9,806
Vehicles	24,586	18,021	6,565
Furniture and equipment	59,806	38,668	21,138
Computer equipment and software	83,487	51,743	31,744
Leasehold improvements	38,261	24,450	13,811
	$223,000	$136,866	$86,134

Included in fixed assets are vehicles, office and computer equipment under capital lease at a cost of $5,466 (2010 - $6,984) and net book value of $2,948 (2010 - $3,240).